DIVIDEND PAYABLE	9 Months Ended
Sep. 30, 2015
DIVIDEND PAYABLE [Abstract]
DIVIDEND PAYABLE
12.	DIVIDEND PAYABLE

On August 7, 2014 and February 10, 2015, the Company's board of directors declared the distribution of dividends to the Company's ordinary shareholders in the amount of US$82,380 and US$82,751, respectively. As of December 31, 2014 and September 30, 2015, no dividends declared remained unpaid.